Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Offsetting assets and liabilities [Table Text Block]
Offsetting of Derivative Assets and Liabilities
The following tables reflect the offsetting of derivative assets and liabilities:

	As of December 31, 2012			As of December 31, 2011
	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Reported	Gross Amounts Recognized	Gross Amounts Offset	Net Amounts Reported

	(Dollars in millions)
Derivative Assets:
Foreign Currency	$40	$(15)	$25	$23	$(20)	$3

Derivative Liabilities:
Interest Rate Contracts	1	-	1	1	-	1
Foreign Currency	15	(15)	-	76	(20)	56
Commodity Contracts	-	-	-	4	-	4